General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of General and Administrative Expenses

	2021 RMB million	2020 RMB million	2019 RMB million
General corporate expenses	3,282	3,572	3,692
Auditors’ remuneration	15	20	20
- Audit services	14	17	18
- Non-audit services	1	3	2
Credit losses	(1)	164	13
Other taxes and levies	367	332	348

	3,663	4,088	4,073